Net Income (Loss) per Common Share (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Options	2,384,063	2,741,438	2,766,438	1,622,938
Warrants	3,664,168	546,336	546,336	2,053,145
Convertible debentures				10,796
	6,048,231	3,287,774	3,312,774	3,686,879